Earnings Per Share (Table)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Numerator:
Net income used in calculating earnings per share-basic and diluted	273,535,224	371,711,219	442,718,263	63,592,500
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings per share	48,635,252	62,860,578	67,315,727	67,315,727
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings per share	42,716,957	36,288,343	34,762,909	34,762,909
Allocation of undistributed earnings — basic and diluted:
To Class A Shares	145,628,165	235,665,522	291,950,431	41,936,056
To Class B Shares	127,907,059	136,045,697	150,767,832	21,656,444
Basic and diluted earnings per share:
To Class A Shares	2.99	3.75	4.34	0.62
To Class B Shares	2.99	3.75	4.34	0.62